Acquisition - Summary of Acquisition Date Fair Value of the Consideration Transferred (Details) - Dutch DNA Biotech B.V. [Member] $ in Thousands	Jul. 01, 2021 USD ($)
Asset Acquisition [Line Items]
Cash	$ 11,451
Contingent consideration	8,760
Total Dutch DNA consideration	35,298
Common Class A [Member]
Asset Acquisition [Line Items]
Fair value of Class A common stock	$ 15,087